Document and Entity Information	Sep. 23, 2020
Prospectus:
Document Type	497
Document Period End Date	Sep. 23, 2020
Entity Registrant Name	Aberdeen Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 23, 2020
Document Effective Date	Sep. 23, 2020
Prospectus Date	Feb. 28, 2020